Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Property and equipment	$ 11,819		$ 10,261	$ 6,454
Less accumulated depreciation	(5,041)		(5,006)	(2,610)
Property and equipment, net	6,778		5,255	3,844
Depreciation expense	1,613	1,036	2,397	1,276	632
Computer equipment and software
Property and Equipment
Property and equipment	10,050		8,971	5,537
Furniture and fixtures
Property and Equipment
Property and equipment	881		806	522
Leasehold improvements
Property and Equipment
Property and equipment	$ 888		$ 484	$ 395